Derivative Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014 item	Dec. 31, 2013 bbl
Futures contracts | Long
Volume of activity related to derivative financial instruments
Nonmonetary units	23,796,000	13,411,000
Futures contracts | Short
Volume of activity related to derivative financial instruments
Nonmonetary units	(27,842,000)	(16,562,000)
Natural Gas Contracts | Long
Volume of activity related to derivative financial instruments
Nonmonetary units	9,539,000	6,958,000
Natural Gas Contracts | Short
Volume of activity related to derivative financial instruments
Nonmonetary units	(9,539,000)	(6,958,000)
Interest rate swaps
Volume of activity related to derivative financial instruments
Monetary units	200.0	200.0
Interest rate cap
Volume of activity related to derivative financial instruments
Monetary units	100.0	100.0